Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended
	Mar. 31, 2013 sqft	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2011	Aug. 31, 2013	Apr. 30, 2014	Nov. 30, 2013	Jan. 31, 2014	Oct. 31, 2013
Commitments And Contingencies [Line Items]
Area of leased property	4,100
Operating lease commence date		Aug. 26, 2013
Lease term	42 months
Rent expense per month	$ 9,000
Rent expense, net of sublease income		302,000	274,000	194,000
Research and development expense		24,100,000	14,357,000	7,229,000
CyDex License Agreement [Member]
Commitments And Contingencies [Line Items]
License agreement term		1 year
Initial licensing fee					200,000
Additional license fee					100,000
Research and development expense		200,000		100,000
Milestone payments		0
Commercial License and Supply Agreements [Member] | Research and Development [Member]
Commitments And Contingencies [Line Items]
Perpetual license fee				100,000
License Agreement Terms [Member]
Commitments And Contingencies [Line Items]
Upfront payment						300,000
License Agreement Terms [Member] | Clinical Development [Member]
Commitments And Contingencies [Line Items]
Expected milestone payments						900,000
License Agreement Terms [Member] | Regulatory Milestones [Member]
Commitments And Contingencies [Line Items]
Expected milestone payments						3,750,000
Amended and Restated License Agreement [Member]
Commitments And Contingencies [Line Items]
Upfront payment							200,000
Amended and Restated License Agreement [Member] | Clinical Development [Member]
Commitments And Contingencies [Line Items]
Expected milestone payments							1,250,000
Amended and Restated License Agreement [Member] | Regulatory Milestones [Member]
Commitments And Contingencies [Line Items]
Expected milestone payments							8,500,000
Amended and Restated License Agreement [Member] | Clinical Development And Regulatory Milestones [Member]
Commitments And Contingencies [Line Items]
Expected milestone payments		750,000	3,750,000
Washington University License Agreement [Member]
Commitments And Contingencies [Line Items]
Research and development expense			64,000
Milestone payments		0	0
Upfront non-refundable payment								50,000
Annual license maintenance fee								15,000
Issuance of common stock ,shares			47,619
Washington University License Agreement [Member] | Clinical Development [Member]
Commitments And Contingencies [Line Items]
Expected milestone payments								650,000
Washington University License Agreement [Member] | Regulatory Milestones [Member]
Commitments And Contingencies [Line Items]
Expected milestone payments								500,000
University of California License Agreement [Member]
Commitments And Contingencies [Line Items]
Milestone payments		0	0
License payment description		The Company will be required to pay clinical development milestones of up to $100 and pay royalties of less than 1% on net sales for a period of fifteen years following the sale of the first commercial product.
Percentage of net sales		1.00%
University of California License Agreement [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Licenses Expiration period		27 years
University of California License Agreement [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Licenses Expiration period		15 years
University of California License Agreement [Member] | Clinical Development [Member]
Commitments And Contingencies [Line Items]
Expected milestone payments										100,000
Consulting Agreement [Member]
Commitments And Contingencies [Line Items]
Research and development expense		127,000
Milestone payments		50,000
Issuance of common stock ,shares		15,872
Consulting Agreement [Member] | Clinical Development And Regulatory Milestones [Member]
Commitments And Contingencies [Line Items]
Issuance of common stock ,shares									126,984
Milestone payment									2,000,000
Operating Lease One [Member]
Commitments And Contingencies [Line Items]
Operating lease start year		2011
Office space rented under operating lease		6,500
Operating lease end year		2017
Sublease Agreement [Member]
Commitments And Contingencies [Line Items]
Area of leased property	1,900
Lease term	42 months
Lease income per month	$ 4,000